Document and Entity Information	Nov. 24, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	WESTLAKE CHEMICAL CORP
Amendment Flag	false
Entity Central Index Key	0001262823
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-32260
Entity Tax Identification Number	76-0346924
Entity Address, Address Line One	2801 Post Oak Boulevard
Entity Address, City or Town	Houston
Entity Address, Address Line Two	Suite 600
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	960-9111
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	WLK
Security Exchange Name	NYSE
Zero Point Eight Seven Five Percent Senior Notes Due Twenty Twenty Four [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes due 2029
Trading Symbol	WLK29
Security Exchange Name	NYSE